Derivative financial instruments (Effects of derivatives recorded in interest expense) (Details) - Interest Rate Caps And Swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ (2,104)	$ (9,821)	$ (14,654)	$ (25,708)
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(9,618)	2,235	(15,081)	6,166
Effect from derivatives on interest expense	$ (11,722)	$ (7,586)	$ (29,735)	$ (19,542)